Note 10 - Related Party Transactions and Balances (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Payments to related party services	$ 1,519,311	$ 2,112,619	$ 3,099,570
Almadex [member]
Statement Line Items [Line Items]
Administrative income from fees incurred during spin off	639,320	542,657	499,798
Amounts receivable, related party transactions	34,296	116,268
Almadex [member] | Drill equipment [member]
Statement Line Items [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	133,498	37,533
Company controlled by a director [member]
Statement Line Items [Line Items]
Payments to related party services	320,093	243,260	0
Azucar [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	61,873	170,181
Chairman's daughter [member]
Statement Line Items [Line Items]
Related party, salary contracted	$ 48,800	$ 48,800	$ 43,800